INCOME TAXES - Net Change In Deferred Tax Assets And Liabilities (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Opening balance at the beginning of the period 1 January	SFr 142.2	SFr 206.7	SFr 294.7
Changes recognised in the consolidated statements of income or loss	(42.7)	(56.6)	(76.2)
Changes recognised in the consolidated statements of comprehensive income or loss	0.6	(1.2)	(5.4)
Changes recognised in the consolidated statements of changes in equity	0.0	(7.9)	(8.9)
Change in scope of consolidation/goodwill adjustment	0.0	0.0	3.7
Foreign currency effects	0.0	1.2	(1.2)
Closing balance at the end of the period 31 December	SFr 100.1	SFr 142.2	SFr 206.7